American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Growth ETF (ESGY)
May 31, 2022

American Century Sustainable Growth ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	283	51,577
Auto Components — 1.0%
Aptiv PLC(1)	589	62,575
Automobiles — 3.5%
Tesla, Inc.(1)	295	223,687
Beverages — 1.7%
Coca-Cola Co.	863	54,697
Keurig Dr Pepper, Inc.	137	4,759
PepsiCo, Inc.	284	47,641
		107,097
Biotechnology — 2.0%
Amgen, Inc.	211	54,172
Moderna, Inc.(1)	22	3,197
Novavax, Inc.(1)	53	2,933
Vertex Pharmaceuticals, Inc.(1)	254	68,237
		128,539
Building Products — 2.2%
Johnson Controls International PLC	1,086	59,198
Masco Corp.	1,271	72,053
Trex Co., Inc.(1)	194	12,361
		143,612
Capital Markets — 1.2%
S&P Global, Inc.	225	78,633
Chemicals — 1.3%
Linde PLC	263	85,391
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	126	14,431
Distributors — 0.4%
Pool Corp.	61	24,316
Electrical Equipment — 1.1%
Generac Holdings, Inc.(1)	93	22,978
Rockwell Automation, Inc.	235	50,102
		73,080
Electronic Equipment, Instruments and Components — 1.4%
CDW Corp.	189	32,104
Cognex Corp.	285	13,800
Keysight Technologies, Inc.(1)	289	42,078
		87,982
Energy Equipment and Services — 0.6%
Schlumberger NV	848	38,974
Entertainment — 1.6%
Electronic Arts, Inc.	287	39,792
Netflix, Inc.(1)	29	5,726
Walt Disney Co.(1)	429	47,379
Warner Bros Discovery, Inc.(1)	344	6,347
		99,244
Equity Real Estate Investment Trusts (REITs) — 0.7%
Prologis, Inc.	358	45,638

Food Products — 0.5%
Mondelez International, Inc., Class A	549	34,894
Health Care Equipment and Supplies — 2.5%
Align Technology, Inc.(1)	30	8,329
DexCom, Inc.(1)	43	12,811
Edwards Lifesciences Corp.(1)	592	59,703
IDEXX Laboratories, Inc.(1)	83	32,505
Inari Medical, Inc.(1)	44	2,895
Shockwave Medical, Inc.(1)	86	14,122
Tandem Diabetes Care, Inc.(1)	127	8,658
West Pharmaceutical Services, Inc.	72	22,347
		161,370
Health Care Providers and Services — 3.1%
Cigna Corp.	70	18,780
UnitedHealth Group, Inc.	361	179,338
		198,118
Hotels, Restaurants and Leisure — 0.5%
Chipotle Mexican Grill, Inc.(1)	23	32,259
Household Products — 1.2%
Procter & Gamble Co.	500	73,940
Interactive Media and Services — 7.6%
Alphabet, Inc., Class A(1)	189	430,020
Meta Platforms, Inc., Class A(1)	306	59,254
		489,274
Internet and Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	147	353,416
eBay, Inc.	517	25,162
Etsy, Inc.(1)	52	4,218
Expedia Group, Inc.(1)	239	30,910
		413,706
IT Services — 6.6%
Accenture PLC, Class A	174	51,932
Block, Inc.(1)	95	8,314
Mastercard, Inc., Class A	498	178,219
Okta, Inc.(1)	116	9,634
Visa, Inc., Class A	806	171,009
		419,108
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	213	9,745
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	360	45,922
Illumina, Inc.(1)	121	28,977
		74,899
Machinery — 1.8%
Deere & Co.	323	115,563
Multiline Retail — 0.4%
Nordstrom, Inc.	341	9,013
Target Corp.	107	17,321
		26,334
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	37	9,422
Pharmaceuticals — 2.6%
Novo Nordisk A/S, ADR	1,043	115,147
Zoetis, Inc.	285	48,715
		163,862

Road and Rail — 0.4%
Union Pacific Corp.	116	25,494
Semiconductors and Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.(1)	842	85,766
Applied Materials, Inc.	474	55,596
ASML Holding NV, NY Shares	197	113,529
Lam Research Corp.	109	56,683
NVIDIA Corp.	1,151	214,915
		526,489
Software — 22.2%
Adobe, Inc.(1)	405	168,674
Cadence Design Systems, Inc.(1)	359	55,189
Crowdstrike Holdings, Inc., Class A(1)	157	25,118
Datadog, Inc., Class A(1)	168	16,026
Fair Isaac Corp.(1)	12	4,915
HubSpot, Inc.(1)	34	11,482
Intuit, Inc.	42	17,407
Microsoft Corp.	3,315	901,249
PagerDuty, Inc.(1)	601	14,815
Salesforce, Inc.(1)	284	45,508
ServiceNow, Inc.(1)	172	80,405
Splunk, Inc.(1)	74	7,589
Workday, Inc., Class A(1)	181	28,290
Zendesk, Inc.(1)	461	42,159
		1,418,826
Specialty Retail — 3.3%
Best Buy Co., Inc.	28	2,298
Home Depot, Inc.	574	173,778
Ulta Beauty, Inc.(1)	57	24,117
Williams-Sonoma, Inc.	63	8,059
		208,252
Technology Hardware, Storage and Peripherals — 9.6%
Apple, Inc.	4,143	616,644
Textiles, Apparel and Luxury Goods — 1.3%
Crocs, Inc.(1)	461	25,706
NIKE, Inc., Class B	491	58,355
		84,061
TOTAL COMMON STOCKS (Cost $7,164,787)		6,367,036
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF (Cost $12,510)	53	12,623
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,116)	16,116	16,116
TOTAL SHORT-TERM INVESTMENTS (Cost $16,116)		16,116
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,193,413)		6,395,775
OTHER ASSETS AND LIABILITIES — 0.1%		4,831
TOTAL NET ASSETS — 100.0%		$6,400,606

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.